RELATED PARTY DISCLOSURES (Details)		12 Months Ended
	Aug. 02, 2018 tranche shares	Jun. 30, 2018 AUD ($) shareholder shares	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2015 AUD ($)
Remuneration of Key Management Personnel
Short-term employee benefits		$ 1,215,632	$ 1,533,457	$ 1,350,986
Post-employment benefits		96,315	101,320	104,081
Share-based payments		130,385	121,269	49,445
Other long-term benefits		2,371	61,594	28,552
Termination benefits		164,760		53,795
Total remuneration of Key Management Personnel		$ 1,609,463	$ 1,817,640	$ 1,586,859
Framework Agreement with Blockchain Global Limited
Related party disclosures
Number of Shares Proposed to be Issued Upon Achievement of Milestone | shares	486,000,000
Number of Tranches | tranche	3
Debt convertible notes
Related party disclosures
Proceeds from borrowings					$ 2,150,000
Coupon rate					10.00%
Discount rate on convertible notes which could convert into ordinary shares					10.00%
Number of days for VWAP					5 days
Genetic Technologies Limited
Related party disclosures
Number of shareholders that control more than 50% of the issued capital | shareholder		0
Dr Lindsay Wakefield | Debt convertible notes
Related party disclosures
Proceeds from borrowings					$ 125,000
Share options unexercised at the end of the year | shares		8,333,333
Dr George Muchnicki
Related party disclosures
Percentage of ownership interest		3.40%
Dr George Muchnicki | Debt convertible notes
Related party disclosures
Shares options indirectly held | shares		6,666,667
Mr Peter Rubinstein
Related party disclosures
Percentage of ownership interest		8.00%
Mr Peter Rubinstein | Debt convertible notes
Related party disclosures
Shares options indirectly held | shares		5,000,000
Mr Sam Lee
Related party disclosures
Percentage of ownership interest		21.00%